UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5970

Cash Account Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 04/30

Date of reporting period: 07/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2008 (Unaudited)

Cash Account Trust-Money Market Portfolio

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 15.1%
ABN AMRO Bank NV, 2.805%, 10/17/2008	40,000,000	40,000,424
Banco Bilbao Vizcaya Argentaria SA:
3.005%, 10/28/2008	17,500,000	17,503,011
3.155%, 1/5/2009	32,000,000	32,000,686
Banco Santander SA:
2.67%, 10/3/2008	24,000,000	23,996,979
2.89%, 11/10/2008	25,065,000	25,067,057
3.0%, 12/9/2008	28,850,000	28,850,000
Bank of Scotland PLC:
4.5%, 11/19/2008	20,000,000	20,000,000
4.93%, 10/9/2008	10,000,000	10,000,000
Barclays Bank PLC:
3.0%, 12/2/2008	35,000,000	35,000,000

3.15%, 12/8/2008	15,000,000	15,000,000
Calyon, 3.0%, 10/22/2008	45,000,000	45,000,000
Chase Bank USA NA, 2.73%, 11/17/2008	35,000,000	35,000,000
Credit Agricole SA, 2.7%, 9/2/2008	25,000,000	25,000,000
Credit Industriel et Commercial:
3.045%, 10/14/2008	50,000,000	50,000,510
3.1%, 9/25/2008	57,200,000	57,200,433
Intesa Sanpaolo SpA:
2.8%, 8/7/2008	49,400,000	49,400,000
3.02%, 12/29/2008	24,000,000	24,000,000
JPMorgan Chase Bank NA, 2.8%, 8/11/2008	38,000,000	38,000,000
Mizuho Corporate Bank Ltd, 2.82%, 10/16/2008	46,000,000	46,000,000
Royal Bank of Scotland PLC, 2.96%, 11/3/2008	24,000,000	24,005,796
Societe Generale, 2.89%, 10/9/2008	25,000,000	25,000,000
Toronto-Dominion Bank:
2.68%, 8/18/2008	20,000,000	20,002,422
2.86%, 9/8/2008	24,000,000	24,000,250
Wells Fargo Bank NA, 2.43%, 8/14/2008	25,000,000	25,000,000

Total Certificates of Deposit and Bank Notes (Cost $735,027,568)		735,027,568
Commercial Paper 44.4%
Issued at Discount** 37.3%
Abbey National North America LLC, 2.6%, 10/22/2008	23,550,000	23,410,532
AstraZeneca PLC:
2.26%, 9/29/2008	30,700,000	30,586,291
2.35%, 10/15/2008	50,850,000	50,601,047
2.71%, 11/24/2008	24,000,000	23,792,233
2.88%, 8/20/2008	15,000,000	14,977,200
AT&T, Inc., 2.25%, 10/3/2008	20,000,000	19,921,250
Caisse Nationale des Caisses d'Epargne et de Prevoyance:
2.96%, 8/7/2008	32,000,000	31,984,213
2.96%, 8/12/2008	20,000,000	19,981,911
2.96%, 12/15/2008	37,200,000	36,784,021
2.96%, 12/23/2008	75,000,000	74,112,000
Cancara Asset Securitisation LLC:
2.56%, 8/20/2008	60,000,000	59,918,933
2.7%, 8/4/2008	42,000,000	41,990,550
Chariot Funding LLC, 2.48%, 8/18/2008	29,123,000	29,088,894
Colgate-Palmolive Co., 2.05%, 8/29/2008	6,000,000	5,990,433
CVS Caremark Corp., 2.75%, 8/21/2008	30,000,000	29,954,167
Dexia Delaware LLC, 2.81%, 10/23/2008	45,000,000	44,708,462
General Electric Capital Corp.:
2.7%, 12/15/2008	35,000,000	34,643,000
2.75%, 9/19/2008	24,000,000	23,910,167
3.92%, 9/30/2008	25,000,000	24,836,667
Giro Balanced Funding Corp.:
2.75%, 8/29/2008	20,000,000	19,957,222
2.94%, 8/15/2008	38,500,000	38,455,982
Gotham Funding Corp.:
2.57%, 8/21/2008	32,000,000	31,954,311
2.67%, 8/22/2008	25,000,000	24,961,062
Grampian Funding LLC:
2.56%, 8/8/2008	13,000,000	12,993,529
2.57%, 8/19/2008	32,900,000	32,857,723
Greenwich Capital Holdings, Inc., 2.98%, 12/18/2008	47,600,000	47,052,309
Johnson & Johnson, 2.0%, 9/4/2008	15,000,000	14,971,667

JPMorgan Chase & Co., 2.49%, 9/29/2008	42,100,000	41,928,197
KBC Financial Products International Ltd.:
2.75%, 9/26/2008	17,400,000	17,325,567
2.85%, 11/3/2008	22,000,000	21,836,283
2.975%, 8/19/2008	38,000,000	37,943,475
Kellogg Co.:
2.6%, 8/15/2008	8,000,000	7,991,911
2.6%, 8/20/2008	15,000,000	14,979,417
2.75%, 9/5/2008	5,000,000	4,986,632
Liberty Street Funding LLC:
2.65%, 8/25/2008	28,000,000	27,950,533
2.77%, 8/6/2008	5,000,000	4,998,076
2.9%, 9/30/2008	5,000,000	4,975,833
Merck & Co., Inc., 2.2%, 10/15/2008	19,550,000	19,460,396
MetLife, Inc., 2.11%, 8/13/2008	5,000,000	4,996,483
Nestle Capital Corp.:
2.49%, 12/17/2008	15,000,000	14,856,825
4.3%, 10/31/2008	5,000,000	4,945,653
Nieuw Amsterdam Receivables Corp., 2.65%, 8/8/2008	39,400,000	39,379,698
Nissan Motor Acceptance Corp.:
2.85%, 8/6/2008	2,500,000	2,499,010
2.85%, 8/25/2008	5,000,000	4,990,500
2.87%, 8/18/2008	7,000,000	6,990,513
2.9%, 8/19/2008	6,000,000	5,991,300
3.07%, 9/18/2008	25,000,000	24,897,667
Novartis Finance Corp., 2.5%, 10/6/2008	55,000,000	54,747,917
Pfizer, Inc.:
2.27%, 9/23/2008	40,000,000	39,866,322
2.685%, 8/6/2008	30,000,000	29,988,812
Procter & Gamble International Funding SCA, 2.2%, 10/24/2008	10,000,000	9,948,667
Romulus Funding Corp., 2.81%, 8/4/2008	2,000,000	1,999,532
Royal Bank of Scotland Group PLC, 3.1%, 12/12/2008	30,000,000	29,656,417
San Paolo IMI US Financial Co., 2.41%, 8/8/2008	5,000,000	4,997,657
Scaldis Capital LLC:
2.64%, 8/15/2008	36,748,000	36,710,272
2.7%, 8/6/2008	15,000,000	14,994,375
2.71%, 8/7/2008	15,000,000	14,993,225
Societe Generale North America, Inc.:
2.935%, 12/22/2008	46,000,000	45,463,710
3.15%, 10/22/2008	45,000,000	44,677,125
Starbird Funding Corp., 3.02%, 9/30/2008	40,265,000	40,062,333
Total Capital SA, 2.3%, 9/30/2008	20,000,000	19,923,333
Toyota Motor Credit Corp.:
2.25%, 10/3/2008	25,000,000	24,901,562
2.88%, 12/30/2008	22,000,000	21,734,240
Verizon Communications, Inc.:
2.45%, 8/28/2008	20,000,000	19,963,250
2.48%, 8/26/2008	20,000,000	19,965,556
2.54%, 9/24/2008	2,500,000	2,490,475
Victory Receivables Corp.:
2.62%, 8/4/2008	40,000,000	39,991,267
2.74%, 8/18/2008	45,000,000	44,941,775
2.8%, 8/18/2008	38,800,000	38,748,698
Volkswagen of America:
2.82%, 8/14/2008	10,000,000	9,989,817
2.85%, 8/6/2008	15,000,000	14,994,063
2.87%, 8/7/2008	5,000,000	4,997,608

3.05%, 9/22/2008	15,000,000	14,933,917
Westpac Banking Corp., 2.85%, 11/12/2008	13,480,000	13,370,082

		1,817,371,752
Issued at Par 7.1%
Alpine Securitization, 2.22%, 8/1/2008	10,000,000	10,000,000
Citibank Credit Card Issuance Trust, 2.8%, 8/1/2008	61,015,000	61,015,000
CVS Caremark Corp., 2.6%, 8/1/2008	10,000,000	10,000,000
Falcon Asset Securitization Co., LLC, 2.25%, 8/1/2008	50,000,000	50,000,000
General Electric Capital Corp., 2.18%, 8/1/2008	100,000,000	100,000,000
Johnson Controls, Inc., 2.5%, 8/1/2008	20,000,000	20,000,000
Nieuw Amsterdam Receivables Corp.:
2.45%, 8/1/2008	30,000,000	30,000,000
2.5%, 8/1/2008	10,000,000	10,000,000
Perry Global Funding LLC, 2.76%, 8/1/2008	20,000,000	20,000,000
Societe Generale North America, Inc., 2.93%, 8/1/2008	25,000,000	25,000,000
Tempo Finance Corp., 2.3%, 8/1/2008	12,000,000	12,000,000

		348,015,000

Total Commercial Paper (Cost $2,165,386,752)		2,165,386,752
Short Term Notes* 25.3%
Abbey National Treasury Services PLC:
2.881%, 4/24/2009	17,500,000	17,500,000
2.895%, 2/20/2009	25,000,000	25,000,000
Alliance & Leicester PLC, 2.481%, 8/7/2008	50,000,000	50,000,000
ANZ National (International) Ltd., 144A, 2.915%, 4/10/2009	12,500,000	12,500,000
Australia & New Zealand Banking Group Ltd.:
2.49%, 8/22/2008	20,000,000	20,000,000
2.891%, 7/2/2009	25,000,000	25,000,000
Bank of America NA, 2.987%, 7/6/2009	40,000,000	40,000,000
Bank of Ireland, 2.468%, 8/19/2008	100,000,000	100,000,000
Bank of Nova Scotia, 3.134%, 5/6/2009	22,000,000	22,000,000
Bank of Scotland PLC, 2.994%, 6/5/2009	14,425,000	14,425,000
BMW (UK) Capital PLC, 2.477%, 8/14/2008	20,000,000	20,000,000
BNP Paribas:
2.46%, 8/25/2008	35,000,000	35,000,000
2.895%, 5/13/2009	15,000,000	15,000,000
Commonwealth Bank of Australia:
2.481%, 9/23/2008	30,000,000	30,000,000
2.752%, 12/18/2008	10,000,000	9,999,010
Credit Agricole SA, 144A, 3.031%, 7/22/2009	40,000,000	40,000,000
DNB NOR Bank ASA, 2.471%, 9/24/2008	30,000,000	30,000,000
HSBC Bank USA NA, 2.467%, 8/15/2008	165,000,000	165,000,062
HSBC Finance Corp., 2.48%, 8/6/2008	30,000,000	30,000,000
ING Bank NV, 3.059%, 3/26/2009	12,500,000	12,500,000
Intesa Bank Ireland PLC, 2.481%, 8/22/2008	21,000,000	21,000,000
Intesa Sanpaolo SpA, 2.956%, 5/13/2009	35,000,000	35,000,000
JPMorgan Chase & Co., 2.827%, 4/3/2009	40,100,000	40,098,625
KBC Bank NV, 2.81%, 12/16/2008	45,000,000	45,000,000
Marshall & Ilsley Bank, 2.467%, 8/14/2008	35,000,000	35,000,000
Metropolitan Life Global Funding I, 144A, 3.041%, 8/7/2009	7,500,000	7,500,000
National Australia Bank Ltd.:
2.918%, 2/19/2009	25,000,000	25,000,000
3.001%, 4/7/2009	17,500,000	17,500,000
Natixis, 2.921%, 4/6/2009	37,250,000	37,250,000
Nordea Bank AB, 2.461%, 9/8/2008	30,000,000	30,000,000

Procter & Gamble International Funding SCA, 2.788%, 2/19/2009	7,500,000	7,500,000
Rabobank Nederland NV, 144A, 2.9%, 8/7/2009	25,000,000	25,000,000
Royal Bank of Canada, 2.857%, 7/15/2009	25,000,000	25,000,000
Skandinaviska Enskilda Banken AB:
2.471%, 8/8/2008	50,000,000	50,000,000
2.476%, 8/19/2008	25,000,000	25,000,000
Svenska Handelsbanken AB, 144A, 3.15%, 8/25/2009	12,000,000	12,000,000
Toyota Motor Credit Corp., 2.3%, 3/12/2009	15,000,000	15,000,000
UniCredito Italiano Bank (Ireland) PLC:
2.476%, 8/13/2008	25,000,000	25,000,000
2.501%, 8/8/2008	42,000,000	42,000,000

Total Short Term Notes (Cost $1,233,772,697)		1,233,772,697
Master Notes 1.7%
Citigroup Global Markets, Inc., 2.337% *, 8/1/2008 (a) (Cost $82,000,000)	82,000,000	82,000,000
Time Deposits 6.5%
BNP Paribas, 2.15%, 8/1/2008	20,000,000	20,000,000
ING Bank NV, 2.15%, 8/1/2008	200,000,000	200,000,000
Societe Generale, 2.187%, 8/1/2008	100,000,000	100,000,000

Total Time Deposits (Cost $320,000,000)		320,000,000
Government & Agency Obligations 4.8%
US Government Sponsored Agencies 2.7%
Federal Home Loan Bank:
2.31% *, 4/3/2009	12,700,000	12,700,000
2.35% **, 2/11/2009	22,000,000	21,721,395
2.36% **, 5/12/2009	15,000,000	14,720,733
2.73% **, 1/20/2009	15,000,000	14,804,350
2.53% **, 1/26/2009	45,000,000	44,437,075
Federal National Mortgage Association, 2.575% **, 11/26/2008	24,000,000	23,799,150

		132,182,703
US Treasury Obligations 2.1%
US Treasury Bills:
2.37% **, 6/4/2009	22,000,000	21,555,362
2.42% **, 6/4/2009	20,000,000	19,587,255
2.31% **, 7/2/2009	22,500,000	22,016,344
2.1% **, 7/2/2009	20,000,000	19,609,167
US Treasury Note, 4.875%, 5/15/2009	17,500,000	17,868,128

		100,636,256

Total Government & Agency Obligations (Cost $232,818,959)		232,818,959
Repurchase Agreements 2.1%
Banc of America Securities LLC, 2.18%, dated 7/31/2008, to be repurchased at $10,623,770 on 8/1/2008 (b)	10,623,127	10,623,127
BNP Paribas, 2.19%, dated 7/31/2008, to be repurchased at $40,002,433 on 8/1/2008 (c)	40,000,000	40,000,000
Credit Suisse Securities (USA) LLC, 2.2%, dated 7/31/2008, to be repurchased at $31,965,099 on 8/1/2008 (d)	31,963,146	31,963,146
Merrill Lynch Government Securities, Inc., 2.2%, dated 7/31/2008, to be repurchased at $20,001,222 on 8/1/2008 (e)	20,000,000	20,000,000

Total Repurchase Agreements (Cost $102,586,273)		102,586,273

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,871,592,249) †	99.9	4,871,592,249
Other Assets and Liabilities, Net	0.1	3,791,692

Net Assets	100.0	4,875,383,941

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2008.

**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $4,871,592,249.
(a)	Reset date; not a maturity date.
(b)	Collateralized by $11,388,662 Federal Home Loan Mortgage Corp., 5.0%, maturing on 7/1/2038 with a value of $10,835,590.
(c)	Collateralized by $40,110,000 Federal Home Loan Bank, with various coupon rates from 2.62-4.885%, with various maturity dates of 8/20/2008-4/28/2009 with a value of $40,804,200.
(d)	Collateralized by $32,168,590 Federal National Mortgage Association, with various coupon rates from 4.346-6.244%, with various maturity dates of 2/1/2034-3/1/2038 with a value of $32,604,342.
(e)	Collateralized by $21,407,222 Federal Home Loan Mortgage Corp., 5.0%, maturing on 2/1/2037 with a value of $20,401,083.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The following is a summary of the inputs used as of July 31, 2008 in valuing the Portfolio’s assets carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and accordingly, the inputs used to determine fair value are not quoted prices in an active market.

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices	$ -
Level 2 - Other Significant	4,871,592,249
Observable Inputs
Level 3 - Significant	-
Unobservable Inputs
Total	$ 4,871,592,249

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157") which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. Securities in the Fund are included in Level 2 since the securities are valued utilizing the amortized cost method permitted in accordance with Rule 2A-7 under the 1940 Act. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Money Market Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Money Market Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 16, 2008